Lease (Details) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2024	Sep. 30, 2023
Lease (Details) [Line Items]
Average interest rate	4.35%
Cash payments for operating leases	$ 119,640
Operating lease principal payments	118,248
Operating lease interest payments	$ 1,292
Minimum [Member]
Lease (Details) [Line Items]
Lease agreements	2 years
Maximum [Member]
Lease (Details) [Line Items]
Lease agreements	3 years